Schedule of Investments (unaudited) March 31, 2024	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
RTX Corp.	96,327	$9,394,772

Automobile Components — 1.3%
Aptiv PLC(a)	147,551	11,752,437

Banks — 2.0%
JPMorgan Chase & Co.(b)	94,074	18,843,022

Beverages — 2.0%
Diageo PLC, ADR	69,525	10,341,149
Monster Beverage Corp.(a)	138,255	8,195,756

		18,536,905

Broadline Retail — 6.1%
Amazon.com, Inc.(a)(b)	315,060	56,830,523

Capital Markets — 3.4%
Intercontinental Exchange, Inc.(b)	147,056	20,209,906
LPL Financial Holdings, Inc.	42,434	11,211,063

		31,420,969

Chemicals — 3.0%
Axalta Coating Systems Ltd.(a)	328,337	11,291,509
Corteva, Inc.(b)	291,221	16,794,715

		28,086,224

Communications Equipment — 0.8%
Ciena Corp.(a)	155,022	7,665,838

Consumer Finance — 1.1%
American Express Co.	42,880	9,763,347

Consumer Staples Distribution & Retail(b) — 2.4%
Dollar General Corp.	62,419	9,741,109
Dollar Tree, Inc.(a)	93,491	12,448,327

		22,189,436

Electronic Equipment, Instruments & Components — 1.7%
Zebra Technologies Corp., Class A(a)	53,355	16,083,331

Entertainment — 2.1%
Electronic Arts, Inc.	88,759	11,775,657
TKO Group Holdings, Inc., Class A(b)	88,932	7,684,614

		19,460,271

Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(a)(b)	61,107	25,696,715
Voya Financial, Inc.	115,016	8,501,983

		34,198,698

Health Care Equipment & Supplies — 1.6%
Medtronic PLC	165,278	14,403,978

Health Care Providers & Services — 5.2%
Elevance Health, Inc.	20,952	10,864,450
Humana, Inc.(b)	26,758	9,277,534
Tenet Healthcare Corp.(a)	129,977	13,661,882
UnitedHealth Group, Inc.(b)	29,714	14,699,516

		48,503,382

Health Care Technology — 1.0%
Veeva Systems, Inc., Class A(a)(b)	38,850	9,001,157

Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp.(b)	140,692	7,273,776

Security	Shares	Value

Household Durables — 1.8%
Sony Group Corp., ADR	190,991	$16,375,568

Insurance — 3.5%
Fidelity National Financial, Inc., Class A	186,839	9,921,151
Progressive Corp.	61,356	12,689,648
Reinsurance Group of America, Inc.(b)	53,542	10,327,181

		32,937,980

Interactive Media & Services — 9.2%
Alphabet, Inc., Class A(a)	345,426	52,135,146
Meta Platforms, Inc., Class A(b)	69,439	33,718,190

		85,853,336

IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	215,007	15,757,863

Life Sciences Tools & Services — 3.7%
Avantor, Inc.(a)	480,445	12,284,979
Fortrea Holdings, Inc.(a)(b)	179,083	7,188,392
Thermo Fisher Scientific, Inc.	24,974	14,515,138

		33,988,509

Machinery — 3.9%
Fortive Corp.(b)	259,406	22,314,104
Otis Worldwide Corp.(b)	98,175	9,745,832
Westinghouse Air Brake Technologies Corp.	26,895	3,918,064

		35,978,000

Media — 2.5%
Comcast Corp., Class A(b)	526,089	22,805,958

Oil, Gas & Consumable Fuels — 4.1%
BP PLC, ADR	314,828	11,862,719
ConocoPhillips(b)	122,310	15,567,617
Shell PLC	332,659	11,037,450

		38,467,786

Personal Care Products — 1.0%
Unilever PLC, ADR(b)	175,796	8,823,201

Pharmaceuticals — 4.3%
Novo Nordisk A/S, ADR(b)	167,890	21,557,076
Sanofi SA, ADR	382,723	18,600,338

		40,157,414

Professional Services — 0.9%
Dun & Bradstreet Holdings, Inc.	814,663	8,179,217

Semiconductors & Semiconductor Equipment — 10.2%
Advanced Micro Devices, Inc.(a)(c)	130,199	23,499,618
Applied Materials, Inc.(b)	66,944	13,805,861
Marvell Technology, Inc.	164,777	11,679,394
Micron Technology, Inc.	163,988	19,332,545
NVIDIA Corp.	29,615	26,758,929

		95,076,347

Software — 8.9%
Microsoft Corp.(b)(c)	196,409	82,633,194

Specialty Retail — 1.7%
Ross Stores, Inc.(b)	108,234	15,884,422

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.(b)	195,174	33,468,438

S C H E D U L E OF I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.8%
Skechers USA, Inc., Class A(a)	123,155	$7,544,475

Total Long-Term Investments — 101.0% (Cost: $555,522,807)		937,339,774

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(d)(e)	8,728,712	8,728,712

Total Short-Term Securities — 0.9% (Cost: $8,728,712)		8,728,712

Total Investments Before Options Written — 101.9% (Cost: $564,251,519)		946,068,486

Options Written — (1.9)% (Premiums Received: $(14,971,572))		(17,741,184)

Total Investments, Net of Options Written — 100.0% (Cost: $549,279,947)		928,327,302

Other Assets Less Liabilities — 0.0%		6,207

Net Assets — 100.0%		$928,333,509

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,932,953	$—	$(4,204,241	)(a)	$—	$—	$8,728,712	8,728,712	$125,814		$—
SL Liquidity Series, LLC, Money Market Series(b)	397,512	—	(397,856	)(a)	305	39	—	—	214	(c)	—

					$305	$39	$8,728,712		$126,028		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Fidelity National Financial, Inc., Class A	381	04/03/24	USD	53.50	USD	2,023	$(25,205)
Amazon.com, Inc.	358	04/05/24	USD	180.00	USD	6,458	(83,056)
Apple, Inc.	124	04/05/24	USD	180.00	USD	2,126	(1,054)
Comcast Corp., Class A	134	04/05/24	USD	44.00	USD	581	(1,742)
Dollar Tree, Inc.	137	04/05/24	USD	148.00	USD	1,824	(17,399)
Humana, Inc.	53	04/05/24	USD	380.00	USD	1,838	(3,048)
JPMorgan Chase & Co.	147	04/05/24	USD	190.00	USD	2,944	(161,700)
Las Vegas Sands Corp.	285	04/05/24	USD	57.00	USD	1,473	(1,425)
Medtronic PLC	34	04/05/24	USD	87.00	USD	296	(2,618)
NVIDIA Corp.	16	04/05/24	USD	860.00	USD	1,446	(78,400)

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Ross Stores, Inc.	195	04/05/24	USD	152.50	USD	2,862	$(1,950)
Otis Worldwide Corp.	193	04/08/24	USD	87.00	USD	1,916	(242,145)
Alphabet, Inc., Class A	388	04/12/24	USD	139.00	USD	5,856	(489,850)
Las Vegas Sands Corp.	82	04/12/24	USD	54.00	USD	424	(3,362)
Medtronic PLC	53	04/12/24	USD	86.00	USD	462	(9,646)
Microsoft Corp.	140	04/12/24	USD	415.00	USD	5,890	(136,500)
Microsoft Corp.	239	04/12/24	USD	420.00	USD	10,055	(158,337)
NVIDIA Corp.	35	04/12/24	USD	925.00	USD	3,162	(76,300)
Ross Stores, Inc.	106	04/12/24	USD	152.50	USD	1,556	(2,120)
Sony Group Corp., ADR	300	04/12/24	USD	91.00	USD	2,572	(4,500)
Alphabet, Inc., Class A	581	04/19/24	USD	150.00	USD	8,769	(232,400)
Amazon.com, Inc.	563	04/19/24	USD	170.00	USD	10,155	(651,672)
Amazon.com, Inc.	493	04/19/24	USD	182.50	USD	8,893	(152,830)
American Express Co.	92	04/19/24	USD	210.00	USD	2,095	(173,650)
Apple, Inc.	290	04/19/24	USD	190.00	USD	4,973	(3,045)
Applied Materials, Inc.	165	04/19/24	USD	200.00	USD	3,403	(172,012)
Aptiv PLC	351	04/19/24	USD	83.00	USD	2,796	(37,809)
Aptiv PLC	114	04/19/24	USD	82.50	USD	908	(13,965)
Avantor, Inc.	588	04/19/24	USD	23.98	USD	1,504	(108,503)
Axalta Coating Systems Ltd.	1,181	04/19/24	USD	33.00	USD	4,061	(188,960)
Berkshire Hathaway, Inc., Class B	181	04/19/24	USD	420.00	USD	7,611	(110,410)
BP PLC, ADR	920	04/19/24	USD	37.00	USD	3,467	(101,200)
Ciena Corp.	503	04/19/24	USD	60.00	USD	2,487	(3,773)
Comcast Corp., Class A	1,564	04/19/24	USD	42.50	USD	6,780	(191,590)
ConocoPhillips	226	04/19/24	USD	115.00	USD	2,877	(284,195)
Corteva, Inc.	983	04/19/24	USD	55.00	USD	5,669	(309,645)
Diageo PLC, ADR	278	04/19/24	USD	155.00	USD	4,135	(14,595)
Dollar General Corp.	147	04/19/24	USD	145.00	USD	2,294	(175,297)
Electronic Arts, Inc.	240	04/19/24	USD	145.00	USD	3,184	(18,600)
Elevance Health, Inc.	52	04/19/24	USD	510.00	USD	2,696	(89,700)
Fortive Corp.	1,234	04/19/24	USD	83.93	USD	10,615	(358,436)
Fortrea Holdings, Inc.	195	04/19/24	USD	40.00	USD	783	(27,788)
Intercontinental Exchange, Inc.	326	04/19/24	USD	136.92	USD	4,480	(70,838)
JPMorgan Chase & Co.	162	04/19/24	USD	190.00	USD	3,245	(176,985)
LPL Financial Holdings, Inc.	143	04/19/24	USD	270.00	USD	3,778	(61,490)
Marvell Technology, Inc.	139	04/19/24	USD	72.50	USD	985	(37,044)
Meta Platforms, Inc., Class A	80	04/19/24	USD	475.00	USD	3,885	(159,800)
Microsoft Corp.	424	04/19/24	USD	415.00	USD	17,839	(471,700)
Monster Beverage Corp.	500	04/19/24	USD	57.50	USD	2,964	(118,750)
Novo Nordisk A/S, ADR	611	04/19/24	USD	140.00	USD	7,845	(25,357)
NVIDIA Corp.	35	04/19/24	USD	925.00	USD	3,162	(105,350)
Otis Worldwide Corp.	174	04/19/24	USD	91.25	USD	1,727	(148,640)
Progressive Corp.	193	04/19/24	USD	188.00	USD	3,992	(390,051)
Reinsurance Group of America, Inc.	188	04/19/24	USD	165.00	USD	3,626	(532,040)
Reinsurance Group of America, Inc.	160	04/19/24	USD	190.00	USD	3,086	(78,400)
Ross Stores, Inc.	118	04/19/24	USD	150.00	USD	1,732	(12,095)
RTX Corp.	232	04/19/24	USD	90.00	USD	2,263	(187,340)
Sanofi SA, ADR	756	04/19/24	USD	47.50	USD	3,674	(119,070)
Skechers USA, Inc., Class A	462	04/19/24	USD	60.00	USD	2,830	(105,105)
Skechers USA, Inc., Class A	433	04/19/24	USD	65.00	USD	2,653	(12,990)
Tenet Healthcare Corp.	130	04/19/24	USD	90.00	USD	1,366	(204,750)
Thermo Fisher Scientific, Inc.	16	04/19/24	USD	570.00	USD	930	(30,240)
Thermo Fisher Scientific, Inc.	73	04/19/24	USD	600.00	USD	4,243	(29,930)
TKO Group Holdings, Inc., Class A	405	04/19/24	USD	85.00	USD	3,500	(120,487)
Unilever PLC, ADR	497	04/19/24	USD	50.00	USD	2,494	(42,245)
Unilever PLC, ADR	57	04/19/24	USD	51.22	USD	286	(1,484)
UnitedHealth Group, Inc.	93	04/19/24	USD	510.00	USD	4,601	(55,800)
Veeva Systems, Inc., Class A	126	04/19/24	USD	240.00	USD	2,919	(31,185)
Voya Financial, Inc.	374	04/19/24	USD	72.50	USD	2,765	(84,150)
Westinghouse Air Brake Technologies Corp.	174	04/19/24	USD	140.00	USD	2,535	(113,970)
Zebra Technologies Corp., Class A	130	04/19/24	USD	290.00	USD	3,919	(212,550)
Advanced Micro Devices, Inc.	123	04/26/24	USD	187.50	USD	2,220	(75,338)

S C H E D U L E OF I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Alphabet, Inc., Class A	477	04/26/24	USD	149.00	USD	7,199	$(304,087)
Amazon.com, Inc.	285	04/26/24	USD	190.00	USD	5,141	(95,475)
American Express Co.	93	04/26/24	USD	225.00	USD	2,118	(77,887)
Apple, Inc.	222	04/26/24	USD	180.00	USD	3,807	(24,309)
Comcast Corp., Class A	423	04/26/24	USD	44.00	USD	1,834	(41,454)
ConocoPhillips	107	04/26/24	USD	121.00	USD	1,362	(80,517)
Dollar Tree, Inc.	208	04/26/24	USD	132.00	USD	2,770	(80,080)
JPMorgan Chase & Co.	140	04/26/24	USD	195.00	USD	2,804	(105,350)
Medtronic PLC	64	04/26/24	USD	86.00	USD	558	(15,776)
Meta Platforms, Inc., Class A	133	04/26/24	USD	545.00	USD	6,458	(106,732)
Meta Platforms, Inc., Class A	78	04/26/24	USD	520.00	USD	3,788	(108,420)
Micron Technology, Inc.	119	04/26/24	USD	99.00	USD	1,403	(229,967)
Microsoft Corp.	302	04/26/24	USD	425.00	USD	12,706	(264,250)
Novo Nordisk A/S, ADR	238	04/26/24	USD	137.00	USD	3,056	(24,752)
NVIDIA Corp.	32	04/26/24	USD	920.00	USD	2,891	(125,360)
RTX Corp.	153	04/26/24	USD	94.00	USD	1,492	(69,233)
Thermo Fisher Scientific, Inc.	73	04/26/24	USD	600.00	USD	4,243	(46,355)
UnitedHealth Group, Inc.	49	04/26/24	USD	505.00	USD	2,424	(42,140)
Alphabet, Inc., Class A	477	05/03/24	USD	150.00	USD	7,199	(281,430)
Amazon.com, Inc.	348	05/03/24	USD	190.00	USD	6,277	(156,600)
Apple, Inc.	290	05/03/24	USD	175.00	USD	4,973	(116,000)
Applied Materials, Inc.	62	05/03/24	USD	215.00	USD	1,279	(34,410)
Berkshire Hathaway, Inc., Class B	216	05/03/24	USD	415.00	USD	9,083	(257,580)
Comcast Corp., Class A	404	05/03/24	USD	44.00	USD	1,751	(47,268)
Dollar General Corp.	102	05/03/24	USD	160.00	USD	1,592	(34,170)
Electronic Arts, Inc.	115	05/03/24	USD	133.00	USD	1,526	(26,163)
Humana, Inc.	2	05/03/24	USD	360.00	USD	69	(2,010)
JPMorgan Chase & Co.	162	05/03/24	USD	200.00	USD	3,245	(81,000)
Las Vegas Sands Corp.	195	05/03/24	USD	53.00	USD	1,008	(32,565)
Marvell Technology, Inc.	50	05/03/24	USD	72.00	USD	354	(18,500)
Medtronic PLC	111	05/03/24	USD	85.00	USD	967	(35,631)
Meta Platforms, Inc., Class A	61	05/03/24	USD	560.00	USD	2,962	(46,665)
Micron Technology, Inc.	122	05/03/24	USD	119.00	USD	1,438	(65,575)
Microsoft Corp.	171	05/03/24	USD	430.00	USD	7,194	(179,550)
Ross Stores, Inc.	284	05/03/24	USD	148.00	USD	4,168	(78,810)
Sony Group Corp., ADR	463	05/03/24	USD	88.00	USD	3,970	(97,230)
Advanced Micro Devices, Inc.	92	05/10/24	USD	195.00	USD	1,661	(61,640)
Advanced Micro Devices, Inc.	45	05/17/24	USD	185.00	USD	812	(53,438)
Alphabet, Inc., Class A	322	05/17/24	USD	155.00	USD	4,860	(177,905)
American Express Co.	93	05/17/24	USD	230.00	USD	2,118	(73,005)
Apple, Inc.	126	05/17/24	USD	180.00	USD	2,161	(38,115)
Apple, Inc.	216	05/17/24	USD	185.00	USD	3,704	(38,232)
Applied Materials, Inc.	208	05/17/24	USD	200.00	USD	4,290	(322,400)
Aptiv PLC	494	05/17/24	USD	85.00	USD	3,935	(109,915)
Avantor, Inc.	1,546	05/17/24	USD	26.00	USD	3,953	(150,735)
BP PLC, ADR	339	05/17/24	USD	39.00	USD	1,277	(21,696)
Ciena Corp.	504	05/17/24	USD	60.00	USD	2,492	(10,080)
Cognizant Technology Solutions Corp., Class A	204	05/17/24	USD	77.50	USD	1,495	(19,380)
ConocoPhillips	77	05/17/24	USD	125.00	USD	980	(43,505)
Dollar Tree, Inc.	122	05/17/24	USD	135.00	USD	1,624	(49,410)
Elevance Health, Inc.	53	05/17/24	USD	520.00	USD	2,748	(91,160)
Fidelity National Financial, Inc., Class A	838	05/17/24	USD	50.00	USD	4,450	(435,760)
Fortive Corp.	503	05/17/24	USD	84.25	USD	4,327	(203,415)
Fortrea Holdings, Inc.	552	05/17/24	USD	35.00	USD	2,216	(325,680)
Intercontinental Exchange, Inc.	645	05/17/24	USD	139.16	USD	8,864	(180,169)
LPL Financial Holdings, Inc.	151	05/17/24	USD	268.75	USD	3,989	(151,169)
Marvell Technology, Inc.	140	05/17/24	USD	85.00	USD	992	(14,350)
Medtronic PLC	68	05/17/24	USD	85.00	USD	593	(26,010)
Meta Platforms, Inc., Class A	99	05/17/24	USD	500.00	USD	4,807	(261,855)
Micron Technology, Inc.	62	05/17/24	USD	95.00	USD	731	(147,250)
Micron Technology, Inc.	62	05/17/24	USD	115.00	USD	731	(52,080)
Novo Nordisk A/S, ADR	242	05/17/24	USD	130.00	USD	3,107	(137,940)

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Otis Worldwide Corp.	271	05/17/24	USD	97.75	USD	2,690	$(103,337)
Progressive Corp.	205	05/17/24	USD	200.00	USD	4,240	(252,150)
Sanofi SA, ADR	816	05/17/24	USD	50.10	USD	3,966	(57,189)
Tenet Healthcare Corp.	130	05/17/24	USD	100.00	USD	1,366	(122,200)
Unilever PLC, ADR	326	05/17/24	USD	51.22	USD	1,636	(22,104)
UnitedHealth Group, Inc.	51	05/17/24	USD	490.00	USD	2,523	(103,402)
Veeva Systems, Inc., Class A	126	05/17/24	USD	240.00	USD	2,919	(70,560)
Voya Financial, Inc.	400	05/17/24	USD	70.00	USD	2,957	(216,000)
Zebra Technologies Corp., Class A	93	05/17/24	USD	290.00	USD	2,803	(234,360)
Cognizant Technology Solutions Corp., Class A	227	06/21/24	USD	77.50	USD	1,664	(41,428)
ConocoPhillips	79	06/21/24	USD	130.00	USD	1,006	(35,155)
Elevance Health, Inc.	31	06/21/24	USD	530.00	USD	1,607	(51,305)
Micron Technology, Inc.	290	06/21/24	USD	120.00	USD	3,419	(247,225)

							$(16,921,616)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Shell PLC	UBS AG	70,000	04/02/24	GBP	25.38	GBP	1,840	$(79,956)
Axalta Coating Systems Ltd.	Bank of America N.A.	108,000	04/03/24	USD	32.77	USD	3,714	(188,159)
Corteva, Inc.	Citibank N.A.	96,800	04/03/24	USD	56.37	USD	5,582	(152,565)
Dun & Bradstreet Holdings, Inc.	Goldman Sachs International	42,700	04/22/24	USD	11.36	USD	429	(621)
Shell PLC	Goldman Sachs International	40,600	04/25/24	GBP	25.98	GBP	1,067	(36,907)
Zebra Technologies Corp., Class A	Morgan Stanley & Co. International PLC	13,300	04/25/24	USD	288.82	USD	4,009	(280,229)
Monster Beverage Corp.	Citibank N.A.	39,800	04/30/24	USD	62.31	USD	2,359	(18,388)
Shell PLC	Morgan Stanley & Co. International PLC	22,500	05/10/24	GBP	25.97	GBP	591	(25,544)
Dun & Bradstreet Holdings, Inc.	Citibank N.A.	119,400	05/22/24	USD	10.57	USD	1,199	(37,199)

								$(819,568)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E OF I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$9,394,772	$—	$—	$9,394,772
Automobile Components	11,752,437	—	—	11,752,437
Banks	18,843,022	—	—	18,843,022
Beverages	18,536,905	—	—	18,536,905
Broadline Retail	56,830,523	—	—	56,830,523
Capital Markets	31,420,969	—	—	31,420,969
Chemicals	28,086,224	—	—	28,086,224
Communications Equipment	7,665,838	—	—	7,665,838
Consumer Finance	9,763,347	—	—	9,763,347
Consumer Staples Distribution & Retail	22,189,436	—	—	22,189,436
Electronic Equipment, Instruments & Components	16,083,331	—	—	16,083,331
Entertainment	19,460,271	—	—	19,460,271
Financial Services	34,198,698	—	—	34,198,698
Health Care Equipment & Supplies	14,403,978	—	—	14,403,978
Health Care Providers & Services	48,503,382	—	—	48,503,382
Health Care Technology	9,001,157	—	—	9,001,157
Hotels, Restaurants & Leisure	7,273,776	—	—	7,273,776
Household Durables	16,375,568	—	—	16,375,568
Insurance	32,937,980	—	—	32,937,980
Interactive Media & Services	85,853,336	—	—	85,853,336
IT Services	15,757,863	—	—	15,757,863
Life Sciences Tools & Services	33,988,509	—	—	33,988,509
Machinery	35,978,000	—	—	35,978,000
Media	22,805,958	—	—	22,805,958
Oil, Gas & Consumable Fuels	27,430,336	11,037,450	—	38,467,786
Personal Care Products	8,823,201	—	—	8,823,201
Pharmaceuticals	40,157,414	—	—	40,157,414
Professional Services	8,179,217	—	—	8,179,217
Semiconductors & Semiconductor Equipment	95,076,347	—	—	95,076,347
Software	82,633,194	—	—	82,633,194
Specialty Retail	15,884,422	—	—	15,884,422
Technology Hardware, Storage & Peripherals	33,468,438	—	—	33,468,438
Textiles, Apparel & Luxury Goods	7,544,475	—	—	7,544,475
Short-Term Securities
Money Market Funds	8,728,712	—	—	8,728,712

	$935,031,036	$11,037,450	$—	$946,068,486

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(14,821,122)	$(2,920,062)	$—	$(17,741,184)

(a) Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

6